Fair Value of Financial Assets and Liabilities: (Details) - Schedule of offsetting of financial assets and liabilities - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of offsetting of financial assets and liabilities [Abstract]
Gross amount	$ 2,618,004	$ 2,786,215
Amounts offset
Net amounts reported on the balance sheet	2,618,004	2,786,215
Financial Instruments	(2,258,554)	(2,113,970)
Financial Collateral	(85,614)	(43,337)
Net amount	273,836	628,908
Gross amount	2,841,653	2,818,421
Amounts offset
Net amounts reported on the balance sheet	2,841,653	2,818,421
Financial Instruments	(2,258,554)	(2,113,970)
Financial Collateral	(218,329)	(418,988)
Net amount	$ 364,770	$ 285,463